Contingent liabilities and commitments - Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩) Cases	Dec. 31, 2021 KRW (₩) Cases
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 11,921,586	₩ 12,987,809
Loan commitments		118,172,070	114,414,462
Other commitments	[1]	7,107,828	5,652,557
Provisions for litigations		33,877	24,823
Unsecured bank loans received		2,225,226	2,505,399
financial guarantees		3,960,383	3,095,091
litigation value		₩ 577,128	₩ 578,505
Number of litigation cases | Cases		531	475
Unused loan commitment		₩ 118,172,070	₩ 114,414,462
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Unused loan commitment		52,783
Guarantee for loans
Disclosure of contingent liabilities [line items]
Total of guarantees		39,684	38,897
Acceptances
Disclosure of contingent liabilities [line items]
Total of guarantees		501,921	622,758
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [line items]
Total of guarantees		97,920	111,195
Other confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		6,847,713	7,215,557
Confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		7,487,238	7,988,407
Local letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		150,075	243,072
Letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		3,014,228	3,186,513
Other unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		1,144,498	778,088
Unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		4,308,801	4,207,673
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 125,547	₩ 791,729
Restructuring contingent liabilities on Woori Asset Trust Co., Ltd.
Disclosure of contingent liabilities [line items]
Description of nature of obligation, contingent liabilities		The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd. (formerly, Kukje Asset Trust Co., Ltd.) to acquire 44.5% of interest (58.6% of voting rights) in July 2019, and to acquire additional 21.3% of interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and acquired the second transaction stake on March 31, 2023.
Explanation of estimated financial effect of contingent liabilities		In regard to this acquisition, the Group recognized 174,780 million Won as other financial liabilities for the second sales agreement.
Estimated financial effect of contingent liabilities		₩ 174,780
Other contingent liabilities on Woori Asset Trust Co., Ltd. and asset securitization
Disclosure of contingent liabilities [line items]
Description of nature of obligation, contingent liabilities		As of December 31, 2022, Woori Asset Trust Co., Ltd., a subsidiary, has agreed to carry out construction completion obligations for 87 constructions, which includes the construction of residential and commercial complexes in Busan (U-dong, Haeundae-gu). Land Trust responsible for Construction and Management is a trust that bears the obligation to fulfill the responsibility of the constructor and to compensate the loan financial institution for damages if the Group fails to fulfill the construction completion obligation. As of December 31, 2022, the total PF loan amount of PF loan institutions invested in the project of the Land Trust responsible for Construction and Management is 3,607,592 million Won. Although additional losses may occur in relation to the construction completion obligations, the financial statements as of December 31, 2022 do not reflect these effects since losses are unlikely and the amount cannot be estimated reliably. Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

[1]	As of December 31, 2021 and 2022, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,225,226 million Won and 2,505,399 million Won, respectively.